Consolidated Statements of Cash Flow - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,715,019)	$ (5,170,443)	$ (7,370,465)	$ (2,877,357)
Net income (loss) from discontinued operations	1,938,008	(1,574,104)	(1,886,839)	(2,512,855)
Net loss from continuing operations	(5,653,027)	(3,596,339)	(5,483,626)	(364,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest				13,420
Stock compensation expense	1,976,962	673,624	1,226,420	141,731
Warrants issued for financing expenses				183,686
Inventory obsolescence impairment			25,000
Depreciation expenses	81,590	38,321	6,502
Net changes in operating assets and liabilities:
Accounts receivable	9,354	(44,274)	(25,353)
Inventory	(442,337)	(479,375)	(678,867)
Prepaid expenses	146,446	(388,238)	(178,425)
Other current assets		(7,500)	(7,500)
Accounts payable - related party	(2,909)	(22,533)	28,348	(1,645)
Accrued payroll	(474,995)	(643,030)	(396,820)	746,050
Accounts payable and accrued liabilities	1,622,298	(2,071,651)	(1,806,829)	(2,394,311)
Net cash used in continuing operating activities	(2,736,618)	(6,540,995)	(7,244,305)	(1,675,571)
Net cash provided by (used in) discontinued operating activities	(1,978,857)	144,432	265,517	(7,702)
Net cash used in operating activities	(4,715,475)	(6,396,563)	(6,978,788)	(1,683,273)
Cash flows from investing activities:
Purchases of property and equipment	(512)	(179,853)	(325,964)
Net cash used in investing activities	(512)	(179,853)
Net cash provided by discontinued investing activities	2,000,000
Net cash provided by (used in) investing activities	1,999,488	(179,853)	(325,964)
Cash flows from financing activities:
Shares issued for cash, net	3,215,752	7,622,354	7,560,354	1,712,564
Cash received from exercise of warrants		700,000	700,000
Payment for investment advisor services	(25,000)
Repayments to loans payable - related party				(25,931)
Principle payment on loan payable	(57,212)			(48,822)
Proceeds from loans payable - related party			4,197	45,556
Borrowings from loan payable	85,000			25,000
Net cash provided by continuing financing activities	3,218,540	8,322,354	8,264,551	1,708,348
Net cash provided by discontinued financing activities		(138,840)	(138,840)	955
Net cash provided by financing activities	3,218,540	8,183,514	8,125,711	1,709,303
Net increase in cash and cash equivalents	502,553	1,607,098	820,959	26,030
Cash and cash equivalents at beginning of period, including discontinued operations	934,911	113,952	113,952	87,922
Cash and cash equivalents at end of period, including discontinued operations	1,437,464	1,721,050	934,911	113,952
Less cash from discontinued operations	(2,176)	(88,271)	(98,466)	(81,677)
Cash and cash equivalents at the end of the period	1,435,288	1,632,779	836,446	32,275
Interest	14,364		456	6,514
Non-cash financing activities
Stock issued for financing expenses			$ 30,000
Stock issued for legal settlement	99,999
Stock issued for settlement of accounts payable	$ 131,950